UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    11:11 Capital Corp.
                                 Address: 825 3rd Avenue, Suite 241
                                          New York, NY  10022

				 13F File Number: 28-xxxxx


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Pinsker
Title: Chief Executive Officer
Phone: 212-708-4794

Signature,                               Place,             and Date of Signing:


/s/ Brian Pinsker                 	 New York, NY       May 12, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:   $215,151  (thousands)


List of Other Included Managers:  None

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------

I-Flow Corp                  COM New         449520303 3626   993550   SH       SOLE            993550
Sonic Innovations Inc        COM             83545M109 1070   1000000  SH       SOLE            1000000
Enzon Pharmaceuticals Inc    COM             293904108 8650   1425000  SH       SOLE            1425000
Natus Medical Inc Del        COM             639050103 6652   781700   SH       SOLE            781700
Biomarin Pharmaceutical Inc  COM             09061G101 30875  2500000  SH       SOLE            2500000
Cynosure Inc                 CL A            232577205 1066   175000   SH       SOLE            175000
Conmed Corp                  COM             207410101 6845   475000   SH       SOLE            475000
Medicis Pharmaceuticals      CL A New        584690309 9209   744500   SH       SOLE            744500
Varian Inc                   COM             922206107 8953   377137   SH       SOLE            377137
Celera Corp                  COM             15100E106 7692   1008140  SH       SOLE            1008140
Sonosite Inc                 COM             83568GAA2 3576   200000   SH       SOLE            200000
Hill Rom Hldgs Inc           COM             431475102 7167   724700   SH       SOLE            724700
King Pharmaceuticals         COM             495582108 17145  2425000  SH       SOLE            2425000
Acorda Therapeutics          COM             00484M106 6597   333000   SH       SOLE            333000
Ariad Pharmaceuticals Inc    COM             04033A100 893    750000   SH       SOLE            750000
Syneron Medical LTD          ORD SHS         M87245102 1421   239700   SH       SOLE            239700
Teleflex Inc                 COM             879369106 11727  300000   SH       SOLE            300000
NBTY Inc                     COM             628782104 6003   426328   SH       SOLE            426328
Pall Corp                    COM             696429307 12552  614400   SH       SOLE            614400
ENZO Biochem Inc             COM             294100102 603    150000   SH       SOLE            150000
ELAN PLC                     ADR             284131208 9960   1500000  SH       SOLE            1500000
Perkinelmer Inc              COM             714046109 4470   350000   SH       SOLE            350000
Affymetrix Inc               COM             00826T108 679    207500   SH       SOLE            207500
Keryx Biopharmaceuticals     COM             492515101 17     122584   SH       SOLE            122584
Healthsouth Corp             COM NEW         421924309 1998   225000   SH       SOLE            225000
Cigna Corp                   COM             125509109 11879  675300   SH       SOLE            675300
Novadel Pharma Inc           COM             66986X106 36     150000   SH       SOLE            150000
Bruker Corp                  COM             116794108 2310   375000   SH       SOLE            375000
Sepracor Inc                 COM             817315104 2932   200000   SH       SOLE            200000
Agilent Technologies         COM             00846U101 8991   585000   SH       SOLE            585000
Idenix Pharmaceuticals       COM             45166R204 288    93646    SH       SOLE            93646
Intuitive Surgical Inc       COM New         46120E602 5966   62564    SH       SOLE            62564
Abiomed Inc                  COM             3654100   264    53807    SH       SOLE            53807
Chelsea Therapeutics Intl LT COM             163428105 46     29900    SH       SOLE            29900
Five Star Quality Care Inc   COM             33832D106 32     30344    SH       SOLE            30344
Aspect Medical Sys Inc       COM             45235108  64     15245    SH       SOLE            15245
Endo Pharmaceuticals Hldgs I COM             29264F205 1768   100000   SH       SOLE            100000
Beckman Coulter Inc          COM             75811109  2459   48200    SH       SOLE            48200
Thermo Fisher Scientific Inc COM             883556102 6777   190000   SH       SOLE            190000
QLT Inc                      COM             746927102 35     20000    SH       SOLE            20000
Inventiv Health Inc          COM             46122E105 82     10000    SH       SOLE            10000
Emergent Biosolutions Inc    COM             29089Q105 100    7400     SH       SOLE            7400
Amerisourcebergen Corp       COM             03073E105 327    10000    SH       SOLE            10000
Genzyme Corp                 COM             372917104 891    15000    SH       SOLE            15000
Palomar Med Technologies Inc COM NEW         697529303 7      1000     SH       SOLE            1000
Forest Labs Inc              COM             345838106 329    15000    SH       SOLE            15000
Par Pharmaceutical Cos Inc   COM             69888P106 10     1000     SH       SOLE            1000
Covance Inc                  COM             222816100 36     1000     SH       SOLE            1000
Charles Riv Labs Intl Inc    COM             159864107 27     1000     SH       SOLE            1000
Geron Corp                   COM             374163103 5      1000     SH       SOLE            1000
Incyte Corp                  COM             45337C102 2      1000     SH       SOLE            1000
Service Corp Intl            COM             817565104 4      1000     SH       SOLE            1000
Warner Chilcott Limited      COM CL A        G9435N108 11     1000     SH       SOLE            1000
Pfizer Inc                   COM             717081103 14     1000     SH       SOLE            1000
Shire PLC                    Sponsored ADR   82481R106 17     606236   SH       SOLE            606236
